Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations

Our contractual obligations as of December 31, 2014 can be summarized as follows:

Payments due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Long-Term Debt Obligations, including interest expense[1]	1,311,503	44,958	45,302	283,058	54,155	27,075	856,955
Operating Lease Obligations	89,209	29,280	22,590	11,534	8,256	6,961	10,588
Purchase Obligations	1,588,977	1,464,451	113,606	10,186	158	556	20
Unrecognized Tax Benefits, including interest expense	83,738	-	12,813	14,092	2,858	2,367	51,608

Total Contractual Obligations	3,073,427	1,538,689	194,311	318,870	65,427	36,959	919,171

1	See Note 15 to our Financial Statements for the amounts excluding interest expense.

Purchase Options

The amounts to be paid if ASML should exercise these purchase options at the end of the lease as of December 31, 2014 can be summarized as follows:

Purchase options due by period (in thousands)	Total EUR	1 year EUR	2 year EUR	3 year EUR	4 year EUR	5 year EUR	After 5 years EUR

Purchase options	13,983	-	13,983	-	-	-	-